UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Private Capital Management, L.P.
Address: 8889 Pelican Bay Blvd. Suite 500
	 Naples, FL 34108

13F File Number:  28-3428

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Victor Fernandez
Title:	Chief Compliance Officer
Phone:	239-254-2500
Signature, Place, and Date of Signing:

Victor Fernandez	Naples, Florida	 	November 14, 2008

Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 89

Form 13F Information Table Value Total: $4,992,286 (thousands)


List of Other Included Managers:

No.	13F File Number	    Name
1	28-1700		    Legg Mason, Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASTA Funding                   COM              046220109    12117  1728588 SH       DEFINED 01                     1728588
Ameristar Casinos Inc.         COM              03070Q101    26082  1838068 SH       DEFINED 01                     1838068
Anchor Bancorp Wisconsin       COM              032839102     8877  1207806 SH       DEFINED 01                     1207806
AutoNation Inc.                COM              05329W102    64290  5719784 SH       DEFINED 01              10800  5708984
Avatar Holdings Inc.           COM              053494100    30483   923728 SH       DEFINED 01              57400   866328
Avid Technology Inc.           COM              05367P100    84636  3517718 SH       DEFINED 01              20200  3497518
Bank of Hawaii Corp.           COM              062540109    86617  1620533 SH       DEFINED 01              10900  1609633
Berkshire Hills Bancorp Inc.   COM              084680107     7761   242545 SH       DEFINED 01                      242545
Bio-Rad Laboratories Inc. CL A COM              090572207    14421   145487 SH       DEFINED 01                      145487
Boyd Gaming Corp.              COM              103304101    67796  7243178 SH       DEFINED 01             118900  7124278
Broadridge Financial Solutions COM              11133T103     4510   293067 SH       DEFINED 01                      293067
Brookline Bancorp Inc.         COM              11373M107    12705   993322 SH       DEFINED 01                      993322
CA Inc.                        COM              12673P105   371721 18623297 SH       DEFINED 01            1328466 17294831
Capital City Bank Group Inc.   COM              139674105    29313   935024 SH       DEFINED 01                      935024
Center Bancorp Inc.            COM              151408101     4172   411391 SH       DEFINED 01                      411391
Central Pacific Financial Corp COM              154760102    19374  1152552 SH       DEFINED 01             123343  1029209
Centrue Financial Corp. New    COM              15643B106      896    69692 SH       DEFINED 01                       69692
Citizens First Bancorp Inc.    COM              17461R106     2793   513333 SH       DEFINED 01                      513333
Cymer Inc                      COM              232572107    24468   965957 SH       DEFINED 01                      965957
Datascope Corp.                COM              238113104    20397   395057 SH       DEFINED 01              33200   361857
Dover Downs Gaming & Entmt.    COM              260095104    17541  2254600 SH       DEFINED 01             101500  2153100
Dundee Corp. CL A              COM              264901109    81734  8338465 SH       DEFINED 01             603700  7734765
Eastman Kodak Co.              COM              277461109   186590 12131958 SH       DEFINED 01             614200 11517758
Electro Rent Corp.             COM              285218103    28927  2153897 SH       DEFINED 01            1097724  1056173
Electro Scientific Industries  COM              285229100     4642   326445 SH       DEFINED 01               7500   318945
Electronics for Imaging Inc.   COM              286082102     9405   675196 SH       DEFINED 01             527800   147396
Elmira Savings Bank FSB        COM              289660102      541    45119 SH       DEFINED 01                       45119
FBL Financial Group Inc.       COM              30239F106     3203   114844 SH       DEFINED 01                      114844
First Citizens Bancshares Inc. COM              31946M103    26514   148123 SH       DEFINED 01                      148123
First Defiance Financial Corp. COM              32006W106     3121   283497 SH       DEFINED 01                      283497
First Financial Holdings Inc.  COM              320239106    16944   647230 SH       DEFINED 01               8500   638730
Fulton Financial Corp.         COM              360271100    36201  3318161 SH       DEFINED 01              10800  3307361
GAMCO Investors Inc.           COM              361438104     2959    49900 SH       DEFINED 01                       49900
Glacier Bancorp Inc.           COM              37637Q105    40776  1646195 SH       DEFINED 01                     1646195
Health Management Assoc. Inc.  COM              421933102    49234 11835202 SH       DEFINED 01             538000 11297202
Hearst-Argyle Television Inc.  COM              422317107   233935 10476274 SH       DEFINED 01             293200 10183074
Herman Miller Inc.             COM              600544100     2682   109600 SH       DEFINED 01                      109600
Hewlett-Packard Co.            COM              428236103   347394  7512837 SH       DEFINED 01             605900  6906937
Imation Corp.                  COM              45245A107    37265  1649635 SH       DEFINED 01             255500  1394135
Independent Bank Corp.-MA      COM              453836108    18707   600175 SH       DEFINED 01              13700   586475
International Business Machine COM              459200101    32585   278601 SH       DEFINED 01                      278601
International Game Technology  COM              459902102   208948 12162293 SH       DEFINED 01             258693 11903600
John Wiley & Sons Inc. CL A    COM              968223206   172183  4256677 SH       DEFINED 01              90200  4166477
Kimball International Inc. CL  COM              494274103      472    43700 SH       DEFINED 01                       43700
Lawson Products Inc.           COM              520776105     1044    37768 SH       DEFINED 01                       37768
MGM Mirage                     COM              552953101   214269  7518206 SH       DEFINED 01             327099  7191107
Marcus Corp.                   COM              566330106    55170  3430969 SH       DEFINED 01              67087  3363882
Mattson Technology Inc.        COM              577223100     5384  1138260 SH       DEFINED 01                     1138260
Mentor Graphics Corp.          COM              587200106    80807  7119591 SH       DEFINED 01            1042700  6076891
MicroStrategy Inc              COM              594972408     3369    56600 SH       DEFINED 01              56600
Mine Safety Appliances Co.     COM              602720104    51071  1339739 SH       DEFINED 01             116700  1223039
Motorola Inc.                  COM              620076109   158723 22230058 SH       DEFINED 01             633000 21597058
MutualFirst Financial Inc.     COM              62845B104     2128   218074 SH       DEFINED 01                      218074
Newport Corp.                  COM              651824104    25719  2385766 SH       DEFINED 01              46700  2339066
Northern Trust Corp.           COM              665859104   169357  2345659 SH       DEFINED 01               1700  2343959
Novellus Systems Inc.          COM              670008101   142395  7250263 SH       DEFINED 01             560100  6690163
OceanFirst Financial Corp.     COM              675234108     4067   224433 SH       DEFINED 01               5500   218933
Oppenheimer Holdings Inc.      COM              683797104    33806  1360386 SH       DEFINED 01             145504  1214882
Pope Resources LP              COM              732857107    27038   962203 SH       DEFINED 01             315261   646942
Progress Software Corp.        COM              743312100    30230  1163133 SH       DEFINED 01                     1163133
Provident Financial Services I COM              74386T105    22470  1361000 SH       DEFINED 01                     1361000
Provident New York Bancorp     COM              744028101     5741   434273 SH       DEFINED 01                      434273
Qualcomm Inc.                  COM              747525103    41810   972998 SH       DEFINED 01             231100   741898
Quantum Corp.                  COM              747906204    33789 32180251 SH       DEFINED 01            6134500 26045751
Quest Software                 COM              74834T103     5263   414700 SH       DEFINED 01             414700
RR Donnelley & Sons Co.        COM              257867101     2512   102413 SH       DEFINED 01              11600    90813
Rainier Pacific Financial Grou COM              75087U101      979   222388 SH       DEFINED 01                      222388
Raymond James Financial Inc.   COM              754730109   230793  6997982 SH       DEFINED 01              86437  6911545
Royal Caribbean Cruises Ltd    COM              V7780T103   230240 11095924 SH       DEFINED 01             211700 10884224
Seacoast Banking Corp. of Flor COM              811707306    12044  1122434 SH       DEFINED 01               8200  1114234
Shuffle Master Inc.            COM              825549108     4693   922000 SH       DEFINED 01                      922000
Sotheby's                      COM              835898107    98640  4917247 SH       DEFINED 01              25600  4891647
Sprint Nextel Corporation      COM              852061100   139719 22904693 SH       DEFINED 01             950000 21954693
Sterling Financial Corp.       COM              859319105    41747  2879082 SH       DEFINED 01                     2879082
Suffolk Bancorp                COM              864739107    19404   492375 SH       DEFINED 01              73787   418588
Sun Bancorp Inc.-NJ            COM              86663B102    11497   848521 SH       DEFINED 01              42673   805848
Symantec Corp.                 COM              871503108   246355 12581972 SH       DEFINED 01            1032344 11549628
TF Financial Corp.             COM              872391107     2139    99492 SH       DEFINED 01                       99492
Tibco Software Inc.            COM              88632Q103    64504  8811995 SH       DEFINED 01             690000  8121995
TierOne Corp.                  COM              88650R108     6759  1317551 SH       DEFINED 01              10000  1307551
Triumph Group Inc.             COM              896818101    27455   600628 SH       DEFINED 01              79100   521528
TrustCo Bank Corporation of NY COM              898349105    16402  1400710 SH       DEFINED 01                     1400710
Universal Health Services Inc. COM              913903100    92948  1658893 SH       DEFINED 01              40400  1618493
Virco Manufacturing Corp.      COM              927651109      682   198934 SH       DEFINED 01                      198934
WSFS Financial Corp.           COM              929328102    18249   304146 SH       DEFINED 01                      304146
West Pharmaceutical Services I COM              955306105    26301   538743 SH       DEFINED 01              27400   511343
Whitney Holding Corp.          COM              966612103    59629  2458923 SH       DEFINED 01             146199  2312724
Willow Financial Bancorp Inc.  COM              97111W101     7986   825026 SH       DEFINED 01                      825026
Windstream Corp.               COM              97381W104    61024  5578098 SH       DEFINED 01             394132  5183966